PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Spetner Associates Inc [Member]
Depreciation and amortization	$ 10,258	$ 10,498